INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Changes in intangible assets other than goodwill [abstract]
Opening book amount	$ 245,681	$ 130,811
Additions	2,697	1,836
Business combinations (Note 5)		115,509
Amortization charge (Note 20)	(6,166)	(6,296)
Translation differences	(2,955)	13,213
Closing net book amount	239,257	255,073
Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	277,804	281,729
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(38,547)	(26,656)
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES
Changes in intangible assets other than goodwill [abstract]
Opening book amount	115,888	108,486
Additions	97	0
Business combinations (Note 5)		8,200
Amortization charge (Note 20)	(383)	(423)
Translation differences	(2,763)	12,370
Closing net book amount	112,839	128,633
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	121,305	136,503
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(8,466)	(7,870)
ACQUIRED TECHNOLOGY AND SOFTWARE
Changes in intangible assets other than goodwill [abstract]
Opening book amount	23,143	414
Additions	0	0
Business combinations (Note 5)		23,500
Amortization charge (Note 20)	(1,834)	(1,644)
Translation differences	(9)	51
Closing net book amount	21,300	22,321
ACQUIRED TECHNOLOGY AND SOFTWARE | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	26,586	24,003
ACQUIRED TECHNOLOGY AND SOFTWARE | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(5,286)	(1,682)
GOODWILL
Changes in intangible assets other than goodwill [abstract]
Opening book amount	73,020	10,800
Business combinations (Note 5)		57,709
Translation differences	0	21
Closing net book amount	73,020	68,530
GOODWILL | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	73,020	68,530
CUSTOMER CONTRACTS AND CUSTOMER BASES
Changes in intangible assets other than goodwill [abstract]
Opening book amount	26,534	6,573
Additions	0	0
Business combinations (Note 5)		26,100
Amortization charge (Note 20)	(2,538)	(3,394)
Translation differences	0	166
Closing net book amount	23,996	29,445
CUSTOMER CONTRACTS AND CUSTOMER BASES | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	38,666	38,863
CUSTOMER CONTRACTS AND CUSTOMER BASES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(14,670)	(9,418)
CONTENT ASSETS
Changes in intangible assets other than goodwill [abstract]
Opening book amount	0	0
Additions	0	0
Business combinations (Note 5)		0
Amortization charge (Note 20)	0	0
Translation differences	0	0
Closing net book amount	0	0
CONTENT ASSETS | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	3,844	3,862
CONTENT ASSETS | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(3,844)	(3,862)
DEVELOPMENT COSTS
Changes in intangible assets other than goodwill [abstract]
Opening book amount	7,096	4,538
Additions	2,600	1,836
Business combinations (Note 5)		0
Amortization charge (Note 20)	(1,411)	(835)
Translation differences	(183)	605
Closing net book amount	8,102	6,144
DEVELOPMENT COSTS | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	14,383	9,968
DEVELOPMENT COSTS | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	$ (6,281)	$ (3,824)